Commitments and Contingencies (Schedule of Commitments to Purchase Goods or Services and for Future Minimum Guaranteed Royalties) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Purchase commitments due in 2014	$ 80,525
Purchase commitments due in 2015	17,498
Purchase commitments due in 2016	13,924
Purchase commitments due in 2017	9,912
Purchase commitments due in 2018	8,340
Purchase commitments due, thereafter	9,161
Purchase commitments due, total	139,360
License & royalty commitments due in 2014	2,600
License & royalty commitments due in 2015	556
License & royalty commitments due in 2016	581
License & royalty commitments due in 2017	581
License & royalty commitments due in 2018	581
License & royalty commitments due, thereafter	1,241
License & royalty commitments due, total	$ 6,140